Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 002 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]
Note 1 -	Description of Plan

The following description of the Novo Nordisk Puerto Rico 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document, as amended, for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan with fewer than 100 participants and is exempt from the annual audit requirement under the Department of Labor’s Regulation 29 CFR 2520.104-46. Novo Nordisk Inc. (“NNI” or the “Company”) sponsors and maintains the Plan, as originally effective July 1, 2006, and as most recently amended and restated January 1, 2020. Furthermore, NNI, the Plan’s sponsor, is a wholly-owned subsidiary of Novo Nordisk US Holdings, Inc., which in turn is a wholly-owned subsidiary of Novo Nordisk A/S (“NNAS”) which is the ultimate parent company in Denmark. The Plan is written to comply with the Employee Retirement Income and Security Act of 1974, as amended (“ERISA”), and the qualified plan rules of the Puerto Rico Internal Revenue Code of 2011, as amended (the “Code”), and the regulations promulgated thereunder by the Puerto Rico Treasury Department (“PR-Treasury”).

The Plan covers NNI employees working in Puerto Rico, except for employees covered by a collective bargaining agreement (unless the agreement specifically provides for participation in the Plan), interns, non-residents of Puerto Rico that do not render services primarily in Puerto Rico, temporary employees (unless they complete 1,000 hours of service), leased employees, and employees on long-term or short-term assignments from Novo Nordisk A/S or its Danish subsidiaries covered under the staff pension of NNAS, or foreign transferees from affiliates on temporary assignments who remain covered by a foreign pension plan. In addition, independent contractors, freelance workers, seasonal or contingent workers or individuals performing services for an employer through a third-party agency are not eligible to participate in the Plan.

Administrator, Trustee and Custodian

NNI is the Plan’s administrator and under the terms of the Plan, NNI has delegated its administrative duties to the Retirement Committee appointed by the Board of Directors of NNI. The Retirement Committee oversees the Plan’s administration, oversight and governance responsibilities. Charles Schwab Trust Company, a division of Charles Schwab Bank, is the trustee and custodian of the Plan.

The Plan, and the separate Novo Nordisk Inc. 401(k) Savings Plan (the “US Plan”) both offer stock of NNAS whose shares of American Depository Receipts (“ADR’s”) are publicly traded on the New York Stock Exchange, as an investment option.

Participant Contributions

Participants may contribute up to the $15,000 Puerto Rico annual limit on a before-tax basis in 2025 and 2024. In addition, participants may elect to contribute up to 10% of their eligible compensation to the Plan on an after-tax basis. Participants age 50 or older may elect to make catch-up contributions to the Plan. The maximum catch-up contribution is $1,500 in 2025 and 2024. In no event may the participants’ before-tax and after-tax contributions exceed the statutory limitations.

All employees are immediately eligible to enroll in the Plan and begin making before-tax contributions and/or after-tax contributions.

Company Pension Contributions

The Company can make three different types of retirement contributions: basic, matching and discretionary. The Company makes basic retirement contributions which represent 8% of participants’ eligible annual compensation as determined under the Plan, on a payroll by payroll basis. The Company makes matching contributions in cash for all eligible participants equal to 50% of employees’ before-tax contributions up to 2% of compensation, if the eligible participants are contributing at least 2% of their eligible annual compensation. The Company may also contribute an additional discretionary contribution equal to 1% of employees’ eligible annual compensation which may be made after the end of each plan year, for participants employed on each December 31 or who die, become disabled, or retire after reaching normal retirement age during the plan year.

Participant Accounts

Participant pension accounts are credited with their contributions including earnings, and allocations of Company contributions and related earnings. An allocation of administrative expenses incurred and paid by the Plan is charged to participant pension accounts. Expense allocations are based on participant earnings or account balances, as defined. Participant withdrawals and distributions are limited to the participant's total vested account balance. Participants can elect to have their accounts invested in any of the Plan's investment options.

Vesting Pension Benefits and Forfeitures

Participants are 100% vested in their own contributions plus earnings thereon. Vesting in the employer’s basic, matching and discretionary contribution portion of their accounts, plus actual earnings thereon, is as follows:

Years of Service	Vesting %
Less than 1	0
1	33
2	66
3 or more	100

Forfeited non-vested Company basic, matching, and discretionary pension contributions may be used to reduce future Company contributions, to pay Plan expenses or to reinstate account balances for rehired employees in accordance with the terms of the Plan. During the years ended December 31, 2025 and 2024, no forfeitures were used to offset contributions. The total amounts of forfeitures used to offset Plan expenses for recordkeeping and other fees during 2025 and 2024 were $0.

Forfeited non-vested Company basic, matching, and discretionary contributions available at December 31, 2025 and 2024 were $0.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Under the terms of the Plan, participants may borrow a minimum of $1,000 up to a maximum equal to the lesser of 50% of their vested account balance or $50,000 as determined in accordance with the Plan. Loan terms range from one to five years; however, terms may be up to fifteen years for the purchase of a primary residence. The loans are secured by 50% of the participants’ vested accounts. As of December 31, 2025, and 2024, outstanding loan balances were $68,600 and $0, respectively, with interest rate at 8.5%. Rates are commensurate with market rates for similar loans at issue date. Principal and interest are paid ratably through payroll deductions. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan agreement.

Payment of Pension Benefits

The normal form of distribution under the Plan is a single lump sum cash payment.

Administrative Expenses:

The Plan’s administrative expenses, such as bookkeeping, and legal fees, as well as other reasonable expenses as permitted by the Plan document, collectively known as Plan expenses, are paid by the Plan and/ or the Company.